Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($ thousands)
2022	11,225,426	4,600,858	3,711,243	2,391,202	264.96	99.59	(351,511)
2021	8,108,335	44,542,956	3,340,364	7,552,740	272.39	110.80	(225,334)
2020	2,741,999	25,758,794	3,003,675	6,726,900	139.32	110.78	(152,142)

(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO NEOs
2022	N. Anthony Coles, M.D.	Mark Bodenrader, Raymond Sanchez, M.D., John Renger, Ph.D., and Abraham Ceesay, M.B.A.
2021	N. Anthony Coles, M.D.	Mark Bodenrader, Kathy Yi, Abraham Ceesay, M.B.A., Raymond Sanchez, M.D., and Scott Akamine, J.D.
2020	N. Anthony Coles, M.D.	John Renger, Ph.D., Kathleen Tregoning, M.A., and Bryan Phillips, J.D.

(2)
"Compensation Actually Paid" to the PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO
Adjustments to Determine Compensation "Actually Paid" for PEO ($)	2022	2021	2020
Total Compensation per Summary Compensation Table	11,225,426	8,108,335	2,741,999
Less: Stock award amounts per Summary Compensation Table	—	—	—
Less: Option award amounts per Summary Compensation Table	(10,085,985)	(7,099,999)	(1,499,999)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	10,048,849	20,079,260	2,662,811
The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	(751,670)	17,133,625	18,528,695
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	(5,835,762)	6,321,735	3,325,288
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Total Adjustments	(6,624,568)	36,434,621	23,016,795
Compensation Actually Paid	4,600,858	44,542,956	25,758,794

(3)
The average "Compensation Actually Paid" to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	Non-PEO NEOs
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs ($)	2022 Average	2021 Average	2020 Average
Total Compensation per Summary Compensation Table	3,711,243	3,340,364	3,003,675
Less: Stock award amounts per Summary Compensation Table	(124,999)	—	—
Less: Option award amounts per Summary Compensation Table	(2,859,356)	(2,708,570)	(2,255,349)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	2,998,108	6,118,955	4,481,591
The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	(320,983)	1,282,825	1,167,857
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	(1,012,811)	372,287	329,126
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	—	(853,121)	—
Total Adjustments	(1,320,041)	4,212,376	3,723,225
Compensation Actually Paid	2,391,202	7,552,740	6,726,900

Named Executive Officers, Footnote [Text Block]
(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO NEOs
2022	N. Anthony Coles, M.D.	Mark Bodenrader, Raymond Sanchez, M.D., John Renger, Ph.D., and Abraham Ceesay, M.B.A.
2021	N. Anthony Coles, M.D.	Mark Bodenrader, Kathy Yi, Abraham Ceesay, M.B.A., Raymond Sanchez, M.D., and Scott Akamine, J.D.
2020	N. Anthony Coles, M.D.	John Renger, Ph.D., Kathleen Tregoning, M.A., and Bryan Phillips, J.D.

PEO Total Compensation Amount	$ 11,225,426	$ 8,108,335	$ 2,741,999
PEO Actually Paid Compensation Amount	$ 4,600,858	44,542,956	25,758,794
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
"Compensation Actually Paid" to the PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO
Adjustments to Determine Compensation "Actually Paid" for PEO ($)	2022	2021	2020
Total Compensation per Summary Compensation Table	11,225,426	8,108,335	2,741,999
Less: Stock award amounts per Summary Compensation Table	—	—	—
Less: Option award amounts per Summary Compensation Table	(10,085,985)	(7,099,999)	(1,499,999)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	10,048,849	20,079,260	2,662,811
The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	(751,670)	17,133,625	18,528,695
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	(5,835,762)	6,321,735	3,325,288
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Total Adjustments	(6,624,568)	36,434,621	23,016,795
Compensation Actually Paid	4,600,858	44,542,956	25,758,794

Non-PEO NEO Average Total Compensation Amount	$ 3,711,243	3,340,364	3,003,675
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,391,202	7,552,740	6,726,900
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The average "Compensation Actually Paid" to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	Non-PEO NEOs
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs ($)	2022 Average	2021 Average	2020 Average
Total Compensation per Summary Compensation Table	3,711,243	3,340,364	3,003,675
Less: Stock award amounts per Summary Compensation Table	(124,999)	—	—
Less: Option award amounts per Summary Compensation Table	(2,859,356)	(2,708,570)	(2,255,349)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	2,998,108	6,118,955	4,481,591
The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	(320,983)	1,282,825	1,167,857
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	(1,012,811)	372,287	329,126
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	—	(853,121)	—
Total Adjustments	(1,320,041)	4,212,376	3,723,225
Compensation Actually Paid	2,391,202	7,552,740	6,726,900

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The first graph compares our PEO and average non-PEO NEO compensation actually paid versus our TSR and our peer group TSR, and also compares our TSR versus our peer group TSR:
Compensation Actually Paid vs. Net Income [Text Block]	The second graph compares our PEO and average non-PEO NEO compensation actually paid versus our net income (loss):
Total Shareholder Return Amount	$ 264.96	272.39	139.32
Peer Group Total Shareholder Return Amount	99.59	110.80	110.78
Net Income (Loss)	$ (351,511,000)	$ (225,334,000)	$ (152,142,000)
PEO Name	N. Anthony Coles, M.D.	N. Anthony Coles, M.D.	N. Anthony Coles, M.D.
PEO [Member] | Option Award Amounts per Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,085,985)	$ (7,099,999)	$ (1,499,999)
PEO [Member] | The Year-end Fair Value of any Equity Awards Granted in the Covered fiscal year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,048,849	20,079,260	2,662,811
PEO [Member] | The Amount of Change as of the End of the Covered Fiscal Year in Fair Value of any Awards Granted in Prior Years that are Outstanding and Unvested as of the end of the Covered Fiscal Year From the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(751,670)	17,133,625	18,528,695
PEO [Member] | For Awards Granted in Prior Years that Vest in the Covered Fiscal Year, the Amount Equal to the Change as of the Vesting Date in Fair Value from the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,835,762)	6,321,735	3,325,288
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,624,568)	36,434,621	23,016,795
Non-PEO NEO [Member] | Stock Award Amounts per Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,999)
Non-PEO NEO [Member] | Option Award Amounts per Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,859,356)	(2,708,570)	(2,255,349)
Non-PEO NEO [Member] | The Year-end Fair Value of any Equity Awards Granted in the Covered fiscal year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,998,108	6,118,955	4,481,591
Non-PEO NEO [Member] | The Amount of Change as of the End of the Covered Fiscal Year in Fair Value of any Awards Granted in Prior Years that are Outstanding and Unvested as of the end of the Covered Fiscal Year From the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(320,983)	1,282,825	1,167,857
Non-PEO NEO [Member] | For Awards Granted in Prior Years that Vest in the Covered Fiscal Year, the Amount Equal to the Change as of the Vesting Date in Fair Value from the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,012,811)	372,287	329,126
Non-PEO NEO [Member] | For Awards Granted in Prior Years that are Determined to Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year, a Deduction For the Amount Equal to the Fair Value at the End of the Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(853,121)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,320,041)	$ 4,212,376	$ 3,723,225